Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables
	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Accrued expenses	$501,160	$254,474
Other payable	1,552	63,279
Total	$502,712	$317,753